                           ING MUTUAL FUNDS ("TRUST")
                            ING WORLDWIDE GROWTH FUND

                        Supplement dated February 2, 2005
 to the Class A, Class B, Class C and Class M Prospectus and Class Q Prospectus
                               Dated March 1, 2004

On January 27, 2005, the shareholders of ING Worldwide Growth Fund approved a change in sub-adviser from ING Investment Management Co. to NWQ Investment Management Company, LLC and corresponding name, objective and strategy changes.

Effective February 1, 2005, the Class A, Class B, Class C and Class M Prospectus is hereby revised as follows:

1. All references to ING Worldwide Growth Fund in the Prospectus are hereby deleted.

Effective February 1, 2005, the Class Q Prospectus is hereby revised as follows:

1. All references to ING Worldwide Growth Fund in the Class Q Prospectus will be replaced with ING Global Value Choice Fund.

2. All references to the current sub-adviser for ING Worldwide Growth Fund will be replaced with the new sub-adviser, "NWQ Investment Management Company, LLC."

3. The seventh paragraph under the section entitled "Funds at a Glance--Main Investments" on page 3 of the Class Q Prospectus is deleted in its entirety and replaced with the following:

    Equity securities of companies located in countries around the world, which may include the U.S., believed to have prices below their long-term value.

4. The seventh paragraph under the section entitled "Funds at a Glance--Main Risks" on page 3 of the Class Q Prospectus is deleted in its entirety and replaced with the following:

    Price volatility and other risks that accompany an investment in value-oriented foreign equities. May be sensitive to currency exchange rates, international, political and economic conditions and other risks that also affect foreign securities.

5. The section entitled "Objective" on page 16 of the Class Q Prospectus will be deleted in its entirety and replaced with the following:

    OBJECTIVE

    The Fund seeks long-term capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

6. The section entitled "Investment Strategy" page 16 of the Class Q Prospectus will be deleted in its entirety and replaced with the following:

    INVESTMENT
    STRATEGY

    Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 80% of its total assets in common and preferred equities, American depositary receipts ("ADRs"), Ordinaries ("ORDs"), European depositary receipts ("EDRs"), Global depositary receipts ("GDRs"), derivatives and convertible securities. The Fund may invest up to 10% in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Sub-Adviser may invest in companies with any market capitalization.

    The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics and downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Sub-Adviser's highly experienced domestic and international research teams perform extensive bottom-up analysis on companies and industries in an attempt to identify attractive investment opportunities. Analysts conduct rigorous financial statement analysis, with particular focus on the balance sheet and cash flows, to help identify downside support as well as upside price targets. In addition, they analyze qualitative factors such as sustainability of competitive advantage, management strength, and operational efficiency. The domestic and international research teams work closely together and share information, insight and research on an ongoing basis. In several industries, the domestic analyst maintains primary global research responsibility.

    The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

    The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

    The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

7. The sixth sentence in the second paragraph of the section entitled "Risks" on page 16 of the Class Q Prospectus is deleted in its entirety.

8. The "Market Trends" paragraph under the section entitled "Risks" on page 16 of the Class Q Prospectus is deleted and replaced with the following:

    MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

9. The "Risks of Foreign Investing" paragraph under the section entitled "Risks" on page 16 of the Class Q Prospectus is deleted and replaced with the following:

    FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs, GDRs and ORDs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

    To the extent the Fund invests in emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

10. The following is added after the fifth paragraph of the section entitled "Risks" on page 16 of the Class Q Prospectus:

    VALUE INVESTING -- securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

11. The following is added after the seventh paragraph of the section entitled "Risks" on page 16 of the Class Q Prospectus:

    DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce returns for the Fund.

12. The "Inability to Sell Securities" paragraph under the section entitled "Risks" on page 16 of the Class Q Prospectus is deleted and replaced with the following:

    INABILITY TO SELL SECURITIES -- convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

13. The "Securities Lending" paragraph under the section entitled "Risks" on page 16 of the Class Q Prospectus is deleted and replaced with the following:

    SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

14. The second paragraph under the section entitled "Management of the Funds" on page 25 of the Class Q Prospectus is deleted and replaced with the following:

    ING Investments acts as a "manager-of-managers" for ING Foreign Fund, ING Global Equity Dividend Fund and ING Global Value Choice Fund (collectively, "Manager-of-Managers Funds"). ING Investments delegates to the sub-advisers of the Manager-of-Managers Funds the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of the Manager-of-Managers Funds. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Manager-of-Managers Funds' Board. The Manager-of-Managers Funds and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Manager-of-Managers Funds' Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Manager-of-Managers Funds' shareholders. The Manager-of-Managers Funds will notify shareholders of any change in the identity of a sub-adviser of the Manager-of-Managers Funds. In this event, the names of the Manager-of-Managers Funds and their investment strategies may also change.

15. The section entitled "Management of the Funds--ING Worldwide Growth Fund" on page 27 of the Class Q Prospectus is deleted in its entirety.

16. The following disclosure is added to the bottom of the section entitled "Management of the Funds" on page 29 of the Class Q Prospectus:

    ING GLOBAL VALUE CHOICE FUND

    NWQ INVESTMENT MANAGEMENT COMPANY, LLC

    NWQ Investment Management Company, LLC ("NWQ" or "Sub-Adviser"), a member-managed Delaware limited liability company, serves as the Sub-Adviser to the Funds. NWQ is responsible for managing the assets of the Funds in accordance with each Fund's investment objective and policies, subject to oversight by ING Investments and the Funds' Board.

    NWQ was founded in 1982 to manage assets for corporate and multi-employer plans, public entities, endowments, foundations, and high net worth individuals. NWQ is registered with the SEC as an investment adviser and is a wholly-owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ.

    As of December 31, 2004, NWQ managed over $30.8 billion in assets. The principal address of NWQ is 2049 Century Park East, 4th Floor, Los Angeles, California 90067.

    The following individuals share responsibility for the day-to-day management of the ING Global Value Choice Fund:

    Paul J. Hechmer, Senior Vice President/International Portfolio Manager, joined NWQ in 2001. Prior to that, Mr. Hechmer was the Portfolio Manager and Senior Equity Analyst for Palley-Needelman's International Value portfolios from 1998--March 2001. Previous to this, Mr. Hechmer served as Senior International Equity Analyst for Founders Asset Management and as an International Equity Analyst for Farmers Investment Management and Research.

    Mark A. Morris, Senior Vice President, joined NWQ in 2001. He previously held the position of Director and Portfolio Manager with Merrill Lynch Investment Mangers where he managed value oriented institutional portfolios for three years.

    Gregg S. Tenser, CFA, Senior Vice President, joined NWQ in 2001, after spending two years at Sturdivant & Company, a value-oriented institutional money manager. Formerly, he held the position of Vice President and Senior Analyst at Federated Investors, where he also served as Director of Equity Research.

    Jon D. Bosse, CFA, Chief Investment Officer, joined NWQ in 1996. Mr. Bosse holds the Chartered Financial Analyst designation and he is a member of the CFA Institute and the Los Angeles Society of Financial Analysts. Previously, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse also spent four years with ARCO in corporate Finance.

15. The "Derivatives" paragraph beginning at the bottom of page 32 in the Class Q Prospectus under the section entitled "More Information About Risks" is renamed to "Derivatives (ING Global Value Choice Fund)." and is relocated to below the sixth paragraph on the same page.



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
                           ING MUTUAL FUNDS ("TRUST")
                            ING WORLDWIDE GROWTH FUND

                       Supplement dated February 2, 2005
         to the Class A, Class B, Class C, Class I, Class M and Class Q
                   Statement of Additional Information ("SAI")
                               Dated March 1, 2004

On January 27, 2005, the shareholders of ING Worldwide Growth Fund approved a change in sub-adviser from ING Investment Management Co. to NWQ Investment Management Company, LLC and corresponding name, objective and strategy changes.

Effective February 1, 2005, the Class A, Class B, Class C, Class I, Class M and Class Q shares SAI is hereby revised as follows:

1. All references to Class A, Class B and Class C shares of ING Worldwide Growth Fund are deleted.

2. All references to "ING Worldwide Growth Fund" are replaced with "ING Global Value Choice Fund (Global Value Choice Fund)."

3. All references to the current sub-adviser for ING Worldwide Growth Fund are replaced with the new sub-adviser, "NWQ Investment Management Company, LLC."

4. The following sentence is added to the end of the first paragraph on the cover page:

    For ING Global Value Choice Fund, this SAI only refers to Class Q shares. Please refer to the SAI dated February 1, 2005, for Class A, Class B and Class C shares of ING Global Value Choice Fund.

5. The portion of the table pertaining to Global Value Choice Fund, in the section entitled "Investment Adviser Fees" on page 29, is amended as follows:

    FUND                           ANNUAL INVESTMENT ADVISER FEE
    ----                           -----------------------------
    Global Value Choice            1.00% of the first $250 million of the Fund's
                                   average daily net assets, 0.90% of the next
                                   $250 million of the Fund's average daily
                                   net assets, 0.80% of the next $500 million
                                   of the Fund's average daily net assets and
                                   0.75% of the Fund's average daily net assets
                                   in excess of $1 billion.

6. The fourth paragraph on page 31 of the section entitled "Sub-Advisory Agreements" is hereby deleted and replaced with the following:

         On May 24, 2004, the SEC issued an Exemptive Relief Order permitting the Investment Adviser to enter into new investment sub-advisory contracts on behalf of

    Global Equity Dividend, Foreign, and Global Value Choice Funds ("Sub-Advisory Agreements") and to make material changes on behalf of Global Equity Dividend, Foreign, and Global Value Choice Funds (collectively, "Manager-of-Managers Funds") to Sub-Advisory
    Agreements with the approval of the Board, but without shareholder approval. Shareholders of Global Value Choice Fund approved this "manager-of-manager" arrangement on January 27, 2005. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers on behalf of the Manager-of-Managers Funds. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change. The Investment Adviser remains responsible for providing general management services to the the Manager-of-Managers Funds, including overall supervisory responsibility for the general management and investment of the Manager-of-Managers Funds' assets, and, subject to the review and approval of the Board, will among other things: (i) set the Manager-of-Managers Funds' overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Manager-of-Managers Funds' assets; (iii) when appropriate, allocate and reallocate the Manager-of-Managers Funds' assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Manager-of-Managers Funds' investment objectives, policies, and restrictions.

7. The following disclosure is added after the second paragraph on page 32 of the section entitled "Sub-Advisory Agreements":

         Pursuant to a Sub-Advisory Agreement between the Investment Adviser and NWQ Investment Management Company, LLC ("NWQ"), NWQ acts as Sub-Adviser to Global Value Choice Fund. In this capacity, NWQ, subject to the supervision and control of the Investment Adviser and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments consistently with its investment objective and executes the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. The principal address of NWQ is 2049 Century Park East, 4th Floor, Los Angeles, California 90067. NWQ is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. NWQ is a wholly owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of NWQ.

8. The portion of the table relating to Global Value Choice, in the section entitled "Sub-Advisory Agreements" beginning on page 30, is amended as follows:

    FUND                           ANNUAL SUB-ADVISORY FEE
    ----                           -----------------------
    Global Value Choice            0.40% on the value of the net assets of the
                                   Series equal to the amount transitioned to
                                   the Sub-Adviser's management pursuant to
                                   the sub-advisory agreement with NWQ
                                   (the "Transitioned Amount"); and 0.60%
                                   computed on aggregate net assets in
                                   excess of the Transitioned Amount.

9. The second paragraph on page 100 of the section entitled "Fundamental Investment Restrictions--Emerging Countries, International SmallCap Growth and Global Value Choice Funds" is hereby deleted and replaced with the following:

         The investment objective of both Emerging Countries and International SmallCap Growth Funds is a fundamental policy. The investment objective of Global Value Choice Fund is not fundamental and may be changed without a shareholder vote. In addition, no Fund may:



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